Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
10.	Intangible assets

December 31, 2013	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$168,966	$58,054	$110,912
Franchise rights	36,754	15,762	20,992
Trademarks and trade names:
Indefinite life	24,720	-	24,720
Finite life	32,753	18,540	14,213
Management contracts and other	22,853	16,520	6,333
Brokerage backlog	2,452	2,443	9
	$288,498	$111,319	$177,179

December 31, 2012	Gross carrying amount	Accumulated amortization	Net

Customer lists and relationships	$159,242	$60,375	$98,867
Franchise rights	38,255	14,148	24,107
Trademarks and trade names:
Indefinite life	20,995	-	20,995
Finite life	40,335	11,193	29,142
Management contracts and other	19,936	15,111	4,825
Brokerage backlog	2,389	2,376	13
	$281,152	$103,203	$177,949

During the year ended December 31, 2013, the Company acquired the following intangible assets:

	Amount	Estimated weighted average amortization period (years)

Customer lists and relationships	$42,627	11.0
Trademarks and trade names - indefinite life	3,755	-
Trademarks and trade names - finite life	960	5.0
Brokerage backlog	4,151	0.5
Other	751	5.0
	$52,244	9.2

The following is the estimated annual amortization expense for recorded intangible assets for each of the next five years ending December 31:

2014	$18,907
2015	16,517
2016	16,152
2017	15,123
2018	13,716